5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison claims (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Morrison Claims, Starting balance	[1]	$ 461,152
Environmental additions
Morrison Claims, Ending balance	[1]	567,401	$ 461,152
Morrison claims, Canada
Morrison Claims, Starting balance		461,152	419,046	$ 182,456
Exploration and evaluation costs
Total Exploration and evaluation costs		106,249	42,106	236,590
Exploration additions
Exploration Additions - Assay and analysis		1,870	0	0
Exploration Additions - Sub-contracts and labour		4,985	0	0
Exploration Additions - Supplies and general		381	0	0
Exploration Additions - Travel		1,336	0	0
Exploration Additions - Staking and recording		18,988	34,151	233,429
Environmental additions
Environmental Additions - Sub-contracts and labour		61,201	7,428	3,161
Environmental Additions - Supplies and general		11,088	200	0
Environmental Additions - Travel		6,400	327	0
Morrison Claims, Ending balance		$ 567,401	$ 461,152	$ 419,046

[1]	Note 5